Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 268,030	$ 24,171
Marketable securities	129,372	88,559
User funds	97,984	55,945
Bank deposits	90,000	15,000
Restricted deposit	346	324
Other receivables	5,418	3,117
Total current assets	591,150	187,116
Marketable securities	228,048	21,805
Property and equipment, net	6,265	5,321
Operating lease right- of- use assets, net	15,611
Intangible assets, net	5,884	7,188
Goodwill	11,240	11,240
Restricted deposit	2,589	3,168
Other non-current assets	415	522
Total assets	861,202	236,360
Current liabilities:
Trade payables	3,622	3,749
User accounts	92,027	53,013
Deferred revenue	5,957	3,248
Other account payables and accrued expenses	40,396	21,426
Operating lease liabilities	3,307
Current maturities of long-term loan	560	503
Total current liabilities	145,869	81,939
Long-term liabilities:
Convertible notes	352,034
Operating lease liabilities	13,861
Long-term loan and other non-current liabilities	4,035	5,612
Total long-term liabilities	369,930	5,612
Total liabilities	515,799	87,551
Commitments and contingencies (see note 11)
Shareholders' equity:
Shares authorized: 75,000,000 ordinary shares with no par value as of December 31, 2020 and 2019. Shares issued and outstanding: 35,842,980 and 31,937,772 ordinary shares as of December 31, 2020 and 2019, respectively
Additional paid-in capital	517,444	306,334
Accumulated deficit	(172,573)	(157,763)
Accumulated other comprehensive income	532	238
Total shareholders' equity	345,403	148,809
Total liabilities and shareholders' equity	$ 861,202	$ 236,360